Other payables and accrued liabilities (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Other payables and accrued liabilities [Abstract]
Contract deposit	$ 107,480,079	$ 89,383,227
Accrued expenses	51,306,223	41,715,403
Debt extinguishment costs	13,761,966	0
Deed tax and maintenance fund withheld for customers	9,998,534	12,149,522
Bidding deposit	3,723,584	2,983,801
Welfare payable	1,893,635	1,657,567
Other tax payable	14,786,612	8,172,022
Accrued aircraft operating expense	1,415,369	842,663
Accrued interest expense	47,214,392	54,250,778
Purchase consideration payable for asset acquisitions and business combinations	75,565,148	70,460,343
Others	13,961,958	18,503,006
Total	$ 341,107,500	$ 300,118,332